Organization and Nature of Operations	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Organization

OncBioMune Pharmaceuticals, Inc. (the “Company,” “we,” “us” or “our”) is a biotechnology company specializing in innovative cancer treatment therapies. The Company has proprietary rights to a breast and prostate patent vaccine, as well as a process for the growth of cancer tumors. The Company’s mission is to improve the overall patient condition through innovative bio immunotherapy with proven treatment protocols, to lower deaths associated with cancer and reduce the cost of cancer treatment. The Company’s technology is safe, and utilizes clinically research proven methods of treatment to provide optimal success of patient recovery.

On June 22, 2015 and amended and effective on September 2, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with OncBioMune, Inc. (“ONC”) and the shareholders of ONC. ONC was formed under the laws of the State of Louisiana in March 2005 as a limited liability company. On June 3, 2015 ONC converted from a Louisiana limited liability company to a Louisiana corporation. Pursuant to the Exchange Agreement, the Company acquired 100% of ONC’s issued and outstanding common stock from the ONC shareholders in exchange for the issuance of 47,000,000 shares of the Company’s common stock, representing 91.3% of the outstanding common stock, and 1,000,000 shares of the Company’s Series A Preferred Stock, representing 100% of the outstanding series A Preferred Stock, (the “Exchange”), after giving effect to a 1-for-139.2328 reverse stock split (the “Reverse Stock Split”) which resulted in 4,493,390 common shares outstanding prior to the Exchange. Accordingly, the ONC shareholders became shareholders of the Company and ONC became a subsidiary of the Company. The Exchange has been accounted for as a reverse-merger and recapitalization since the stockholders of ONC obtained voting and management control of the Company. ONC is the acquirer for financial reporting purposes and the Company is acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Exchange are those of ONC and was recorded at the historical cost basis of ONC, and the consolidated financial statements after completion of the Share Exchange included the assets and liabilities of both the Company and ONC and the Company’s consolidated operations from the closing date of the Share Exchange. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the Reverse Stock Split and recapitalization.

On August 12, 2015, the Company filed amended and restated Articles of Incorporation with the Nevada Secretary of State which:

a.	changed the Company’s name to OncBioMune Pharmaceuticals, Inc.,

b.	amended the authorized shares of the Company to 520,000,000, of which 500,000,000 shares are common stock, with a par value of $0.0001 per share (“Common Stock”), and 20,000,000 shares are preferred stock, with a par value of $0.0001 per share (“Preferred Stock”), and

c.	effected the Reverse Stock Split, which became effective on August 27, 2015.

On August 20, 2015, the Company filed the Certificate of Designation with the Nevada Secretary of State, designating 1,000,000 shares of the authorized 20,000,000 Preferred Stock as Series A Preferred Stock (“Series A Preferred Stock”). Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for taking any corporate action. On August 27, 2015, the Financial Industry Regulatory Authority approved the Reverse Stock Split and our corporate name change.

Oncbiomune México, S.A. De C.V.

On August 19, 2016, the Company and Vitel Laboratorios S.A. de C.V. (“Vitel”), a Mexico-based pharmaceutical company that develops and commercializes high specialty drugs in Mexico and other Latin American countries, entered into a Shareholders’ Agreement related to the launch of Oncbiomune México, S.A. De C.V. (“Oncbiomune Mexico”) for the purposes of developing and commercializing the Company’s PROSCAVAX vaccine technology and cancer technologies in México, Central and Latin America (“MALA”). The Company and Vitel each own 50% of Oncbiomune Mexico. Under the terms of the Shareholders Agreement, the Company has agreed to assign to Oncbiomune Mexico limited patent and intellectual property rights and trademarks related to its OVCAVAX, PROSCAVAX vaccine technology and cancer technologies and future developments related to these technologies. These rights will permit Oncbiomune Mexico to use and develop these technologies in MALA. Oncbiomune Mexico is treated as an equity-method investee for accounting purposes, however there was no activity in 2016.

Acquisition of Vitel

On November 2, 2016, the Company signed a non-binding term sheet to acquire Vitel as contemplated when the Company entered into the Shareholders’ Agreement. Pursuant to the term sheet, the Company’s planned acquisition of Vitel will be structured as an all-stock transaction with both OncBioMune and Vitel contributing equity interests into a newly created trust, resulting in Vitel operating as a wholly owned subsidiary of OncBioMune. In furtherance of the term sheet, the Company completed the acquisition of 100% of the issued and outstanding capital stock of Vitel from its two shareholders (collectively, the “Vitel Stockholders”) on March 10, 2017 (the “Closing Date”) pursuant to the terms and conditions of a Contribution Agreement to the Property of Trust F/2868 entered into among the Company and the Vitel Stockholders on the Closing Date (the “Contribution Agreement”). Vitel is a revenue-stage Mexico-based pharmaceutical company that develops and commercializes specialty drugs in Mexico and other Latin American countries (See Note 10)